Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of names of the related parties

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Schedule of amounts due from and due to related parties

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties：
Hainan Huiliu	4,787	3,876	562

	As of December 31,
	2021	2022	2022
Amount due to related parties:	RMB	RMB	US$
Shenyang Bokai	245	—	—

Schedule of transactions with related parties

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	—	54,525	63,474	9,203
Shenyang Bokai	—	1,525	1,635	237
Total	—	56,050	65,109	9,440